SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Sit Balanced Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 61.2%

Consumer Durables - 0.4%
Take-Two Interactive Software, Inc. *	1,225	253,881

Consumer Non-Durables - 1.0%
Constellation Brands, Inc.	2,250	412,920
PepsiCo, Inc.	1,825	273,641

		686,561

Consumer Services - 2.2%
McDonald’s Corp.	1,450	452,936
Visa, Inc.	2,800	981,288

		1,434,224

Electronic Technology - 15.4%
Apple, Inc.	13,475	2,993,202
Applied Materials, Inc.	1,900	275,728
Arista Networks, Inc. *	3,060	237,089
Broadcom, Inc.	11,400	1,908,702
NVIDIA Corp.	32,950	3,571,121
Palo Alto Networks, Inc. *	4,320	737,165
Vertiv Holdings Co.	1,225	88,445

		9,811,452

Energy Minerals - 1.2%
ConocoPhillips	5,775	606,490
Shell, PLC, ADR	2,400	175,872

		782,362

Finance - 4.1%
Ameriprise Financial, Inc.	1,150	556,727
Chubb, Ltd.	1,400	422,786
Goldman Sachs Group, Inc.	1,600	874,064
JPMorgan Chase & Co.	2,925	717,502

		2,571,079

Health Services - 2.0%
Quest Diagnostics, Inc.	1,475	249,570
UnitedHealth Group, Inc.	1,900	995,125

		1,244,695

Health Technology - 4.0%
Abbott Laboratories	2,450	324,993
AbbVie, Inc.	1,750	366,660
Dexcom, Inc. *	5,260	359,205
Eli Lilly & Co.	720	594,655
Intuitive Surgical, Inc. *	775	383,834
Thermo Fisher Scientific, Inc.	1,040	517,504

		2,546,851

Industrial Services - 0.9%
Cheniere Energy, Inc.	1,900	439,660
Williams Cos., Inc.	2,250	134,460

		574,120

Process Industries - 1.4%
Linde, PLC	1,225	570,409
Sherwin-Williams Co.	1,000	349,190

		919,599

Producer Manufacturing - 4.7%
Eaton Corp., PLC	800	217,464
General Dynamics Corp.	700	190,806

Name of Issuer	Quantity	Fair Value ($)

Honeywell International, Inc.	1,450	307,038
Motorola Solutions, Inc.	1,400	612,934
Northrop Grumman Corp.	375	192,004
Parker-Hannifin Corp.	625	379,906
Safran SA, ADR	7,350	486,717
Siemens AG, ADR	5,175	597,091

		2,983,960

Retail Trade - 6.0%
Amazon.com, Inc. *	9,700	1,845,522
Home Depot, Inc.	1,825	668,844
Lululemon Athletica, Inc. *	885	250,508
Netflix, Inc. *	460	428,964
TJX Cos., Inc.	5,100	621,180

		3,815,018

Technology Services - 15.9%
Accenture, PLC	2,025	631,881
Adobe, Inc. *	1,060	406,542
Alphabet, Inc. - Class A	12,400	1,917,536
Alphabet, Inc. - Class C	4,100	640,543
Autodesk, Inc. *	1,275	333,795
Dynatrace, Inc. *	4,250	200,388
Intuit, Inc.	1,200	736,788
Meta Platforms, Inc.	2,000	1,152,720
Microsoft Corp.	7,475	2,806,040
Salesforce, Inc.	3,650	979,514
ServiceNow, Inc. *	560	445,838

		10,251,585

Transportation - 1.5%
FedEx Corp.	1,775	432,710
Union Pacific Corp.	2,050	484,292

		917,002

Utilities - 0.5%
NextEra Energy, Inc.	4,140	293,485

Total Common Stocks (cost: $17,362,614)		39,085,874

Name of Issuer	Principal Amount ($)	Fair Value ($)

Bonds – 31.7%

Asset-Backed Securities - 0.0%

Small Business Administration
2008-20A 1, 5.17%, 1/1/28	6,194	6,218

		6,218

Collateralized Mortgage Obligations - 8.3%

Chase Home Lending Mortgage Trust:
2024-9 A4, 5.50%, 9/25/55 1, [4]	160,755	159,991
2023-1 A2, 6.00%, 6/25/54 1, [4]	130,485	131,138
2025-1 A4, 6.00%, 11/25/55 1, [4]	242,849	244,020

Chase Home Lending Mortgage Trust Series:
2024-1 A8A, 6.00%, 1/25/55 1, [4]	200,000	200,833
2024-2 A8A, 6.00%, 2/25/55 1, [4]	200,000	200,948
2024-3 A8, 6.00%, 2/25/55 1, [4]	100,000	101,317
2024-4 A8, 6.00%, 3/25/55 1, [4]	200,000	203,085

MARCH 31, 2025	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Sit Balanced Fund (Continued)

Name of Issuer	Principal Amount ($)	Fair Value ($)

2025-2 A8, 6.00%, 12/25/55 1, [4]	250,000	253,071

Fannie Mae:
2017-84 JP, 2.75%, 10/25/47	15,386	13,527
2004-T1 1A1, 6.00%, 1/25/44	11,286	11,604
1999-17 C, 6.35%, 4/25/29	2,588	2,614
2009-30 AG, 6.50%, 5/25/39	20,520	21,777
2004-W9 2A1, 6.50%, 2/25/44	20,083	20,480
2004-T3 1A3, 7.00%, 2/25/44	4,200	4,333

Freddie Mac:
5280 A, 3.50%, 1/25/50	129,652	121,854
4812 CZ, 4.00%, 5/15/48	139,728	131,421
4293 BA, 5.18%, 10/15/47 [1]	5,436	5,511
2122 ZE, 6.00%, 2/15/29	14,070	14,311
2126 C, 6.00%, 2/15/29	9,087	9,212
2480 Z, 6.00%, 8/15/32	12,874	13,147
2485 WG, 6.00%, 8/15/32	13,985	14,517
2357 ZJ, 6.50%, 9/15/31	12,097	12,481
4520 HM, 6.50%, 8/15/45	10,595	11,557
3704 CT, 7.00%, 12/15/36	6,136	6,508

Government National Mortgage Association:
2021-86 WB, 4.74%, 5/20/51 [1]	122,394	117,725
2021-104 HT, 5.50%, 6/20/51	157,908	161,731
2021-27 AW, 5.89%, 2/20/51 [1]	167,510	171,503
2015-80 BA, 7.00%, 6/20/45 [1]	3,775	3,996
2018-147 AM, 7.00%, 10/20/48	18,609	19,481
2005-74 HA, 7.50%, 9/16/35	91	92

JP Morgan Mortgage Trust:
2021-6 A4, 2.50%, 10/25/51 1, [4]	257,106	229,249
2021-13 A4, 2.50%, 4/25/52 1, [4]	227,224	202,674
2021-6 A12, 5.00%, 10/25/51 1, [4]	256,226	249,767
2023-6 A2, 6.00%, 12/26/53 1, [4]	115,954	116,534
2023-10 A8, 6.00%, 5/25/54 1, [4]	150,000	151,890
2024-1 A8, 6.00%, 6/25/54 1, [4]	200,000	200,799
2024-2 A8A, 6.00%, 8/25/54 1, [4]	125,000	125,314
2024-4 A8A, 6.00%, 10/25/54 1, [4]	200,000	204,195
2024-5 A8, 6.00%, 11/25/54 1, [4]	200,000	203,028
2025-1 A8, 6.00%, 6/25/55 1, [4]	250,000	255,599

New Residential Mortgage Loan Trust:
2018-3A A1, 4.50%, 5/25/58 1, [4]	27,328	26,670

RCKT Mortgage Trust:
2025-CES1 A1A, 5.65%, 1/25/45 4, [14]	489,267	490,823

Sequoia Mortgage Trust:
2020-4 A5, 2.50%, 11/25/50 1, [4]	35,570	32,832
2025-1 A4, 6.00%, 1/25/55 1, [4]	239,286	240,728
2025-3 A16, 6.00%, 4/25/55 1, [4]	150,000	152,571

Wells Fargo Mortgaged Backed Securities Trust:
2020-5 A3, 2.50%, 9/25/50 1, [4]	29,559	27,168

		5,293,626

Corporate Bonds - 3.9%
Aflac, Inc., 6.45%, 8/15/40	225,000	244,538
Bank of New York Mellon Corp., 6.47%, 10/25/34 [1]	175,000	190,708
Booz Allen Hamilton, Inc., 5.95%, 4/15/35	50,000	49,952
Charles Stark Draper Lab., Inc., 4.39%, 9/1/48	100,000	85,438

Name of Issuer	Principal Amount ($)	Fair Value ($)

CVS Pass-Through Trust:
4.16%, 8/11/36 [4]	157,618	143,823
6.94%, 1/10/30	72,644	74,607

DTE Electric Securitization Funding II, LLC, 6.09%, 9/1/37	100,000	108,469
Duke Energy Florida, LLC, 2.86%, 3/1/33	120,000	106,971
Duke Energy Progress SC Storm Funding, LLC, 5.40%, 3/1/44	72,378	73,640
Entergy Louisiana, LLC, 5.80%, 3/15/55	125,000	123,822
Evergy Kansas Central, Inc., 5.90%, 11/15/33	175,000	182,933
Evergy Missouri West Storm Funding I, LLC, 5.10%, 12/1/38	96,521	96,115
First Citizens BancShares, Inc. (Subordinated), 6.25%, 3/12/40 [1]	50,000	49,005
GATX Corp., 6.90%, 5/1/34	175,000	193,301
Halliburton Co., 7.60%, 8/15/96 [4]	75,000	88,173
L3Harris Technologies, Inc., 5.50%, 8/15/54	50,000	48,071
Louisville Gas & Electric Co., 5.45%, 4/15/33	50,000	50,977
SBA Tower Trust, 6.60%, 1/15/28 [4]	175,000	179,346
Security Benefit Life Insurance Co. (Subordinated), 7.45%, 10/1/33 [4]	100,000	98,412
State Street Corp., 5.16%, 5/18/34 [1]	100,000	100,334
Union Electric Co., 4.00%, 4/1/48	275,000	215,815

		2,504,450

Federal Home Loan Mortgage Corporation - 3.7%
4.00%, 1/1/53	244,805	228,251
4.00%, 11/1/54	246,064	229,425
4.00%, 3/1/55	264,012	246,159
4.50%, 11/1/54	236,453	225,998
4.50%, 2/1/55	253,239	242,042
4.50%, 4/1/55	250,000	238,946
5.00%, 11/1/54	476,312	466,983
5.00%, 1/1/55	493,078	482,835
8.50%, 5/1/31	22,362	23,052

		2,383,691

Federal National Mortgage Association - 5.3%
4.00%, 9/1/53	263,008	245,223
4.00%, 4/1/54	166,095	154,863
4.00%, 9/1/54	170,813	159,262
4.00%, 11/1/54	245,234	228,651
4.50%, 7/1/52	290,603	277,843
4.50%, 9/1/52	293,133	280,610
4.50%, 6/1/53	226,640	216,768
4.50%, 7/1/53	249,352	238,481
4.50%, 6/1/54	251,038	239,939
4.50%, 11/1/54	589,517	563,451
4.50%, 3/1/55	264,649	252,948
5.00%, 2/1/55	496,753	486,434
6.50%, 9/1/27	7,157	7,376
7.00%, 1/1/32	3,741	3,758
7.00%, 3/1/33	5,862	6,063
7.00%, 12/1/38	2,924	2,989
8.25%, 7/15/26	130	129

		3,364,788

Government National Mortgage Association - 1.3%
3.50%, 2/20/52	232,877	213,493
4.00%, 9/20/52	208,709	192,677

2

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Sit Balanced Fund (Continued)

Name of Issuer	Principal Amount ($)	Fair Value ($)

4.50%, 1/20/55	249,105	238,715
4.50%, 8/20/64	164,256	155,413
5.00%, 5/20/48	18,661	18,553
6.50%, 11/20/38	8,189	8,430
7.00%, 11/20/27	1,956	2,019
7.00%, 9/20/29	8,050	8,310
7.00%, 9/20/38	4,680	4,882
7.50%, 4/20/32	6,007	6,116

		848,608

Taxable Municipal Securities - 5.6%
City of Dallas G.O., 5.61%, 2/15/30	250,000	259,346
City of New York G.O., 5.99%, 12/1/36	200,000	208,588
CO Health Facs. Auth., 3.13%, 5/15/27	250,000	235,240
Colorado Edu. & Cultural Fac. Auth., 3.97%, 3/1/56	205,000	160,002
County of Vermillion Rev., 4.90%, 8/1/32	250,000	251,500
IN Hsg. & Community Dev. Auth. Rev., 5.75%, 7/1/54	300,000	307,827
LaGrange Co. Regional Utility Dist., 2.98%, 1/1/40	230,000	184,549
Maricopa Co. Industrial Dev. Auth., 3.50%, 7/1/44 [4]	100,000	77,783

Massachusetts Edu. Auth.:
4.41%, 7/1/34	15,000	14,686
4.95%, 7/1/38	155,000	150,510
5.95%, 7/1/44	150,000	153,113

MN Hsg. Fin. Agy.:
2.31%, 1/1/27	135,000	130,516
4.86%, 2/1/31	225,000	227,716
Public Fin. Auth., 4.23%, 7/1/32	105,000	101,545
Texas Children’s Hospital, 3.37%, 10/1/29 [17]	115,000	112,216
University of Massachusetts Building Auth. Rev., 5.45%, 11/1/40	250,000	251,098
Utah Charter Sch. Fin. Auth., 2.40%, 10/15/27	205,000	194,690
WV Hsg. Dev. Fund Rev.:
5.45%, 5/1/34	250,000	256,188
6.00%, 5/1/30	250,000	267,723

		3,544,836

U.S. Treasury / Federal Agency Securities - 3.6%

U.S. Treasury - 3.6%

U.S. Treasury Bonds:
4.50%, 11/15/54	275,000	269,586
4.63%, 5/15/54	225,000	224,613
4.75%, 11/15/53	1,150,000	1,169,676

U.S. Treasury Notes:
3.88%, 8/15/34	325,000	315,910
4.00%, 2/28/30	225,000	225,228
4.50%, 11/15/33	100,000	102,141

		2,307,154

Total Bonds (cost $20,632,135)		20,253,371

Name of Issuer	Quantity	Fair Value ($)

Investment Companies 3.4%
Angel Oak Financial Strategies Income Trust	18,200	245,336
BlackRock Income Trust, Inc.	3,507	41,558
BlackRock Taxable Municipal Bond Trust	20,171	336,452
BNY Mellon Municipal Income, Inc.	1,900	13,642
DoubleLine Opportunistic Credit Fund	4,400	68,772
DWS Municipal Income Trust	23,200	217,616
Eaton Vance California Municipal Bond Fund	2,000	18,540
Eaton Vance New York Municipal Bond Fund	1,100	10,439
First Trust Mortgage Income Fund	8,500	103,870
John Hancock Income Securities Trust	5,000	56,700
MFS Intermediate Income Trust	83,033	223,359
Nuveen Multi-Market Income Fund	17,353	107,936
Nuveen Taxable Municipal Income Fund	11,667	186,905
Putnam Master Intermediate Income Trust	61,000	202,520
Putnam Premier Income Trust	66,592	240,397
TCW Strategic Income Fund, Inc.	18,000	87,480

Total Investment Companies (cost: $2,185,744)		2,161,522

Short-Term Securities - 4.6%
Fidelity Inst. Money Mkt. Gvt. Fund, 4.23% (cost $2,910,938)	2,910,938	2,910,938

Total Investments in Securities - 100.9% (cost $43,091,431)		64,411,705

Other Assets and Liabilities, net - (0.9)%		(544,044)

Net Assets - 100.0%		$63,867,661

MARCH 31, 2025	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Sit Balanced Fund (Continued)

*	Non-income producing security.
1

Variable rate security. Rate disclosed is as of March 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

4

144A Restricted Security. The total value of such securities as of March 31, 2025 was $4,991,781 and represented 7.8% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

14	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of March 31, 2025.
17

Security that is either an absolute and unconditional obligation of the United States Government or is collateralized by securities, loans, or leases guaranteed by the U.S. Government or its agencies or instrumentalities.

ADR — American Depositary Receipt

LLC — Limited Liability Company

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of March 31, 2025 is as follows:

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks**	39,085,874	—	—	39,085,874
Asset-Backed Securities	—	6,218	—	6,218
Collateralized Mortgage Obligations	—	5,293,626	—	5,293,626
Corporate Bonds	—	2,504,450	—	2,504,450
Federal Home Loan Mortgage Corporation	—	2,383,691	—	2,383,691
Federal National Mortgage Association	—	3,364,788	—	3,364,788
Government National Mortgage Association	—	848,608	—	848,608
Taxable Municipal Securities	—	3,544,836	—	3,544,836
U.S. Treasury / Federal Agency Securities	—	2,307,154	—	2,307,154
Investment Companies	2,161,522	—	—	2,161,522
Short-Term Securities	2,910,938	—	—	2,910,938
Total:	44,158,334	20,253,371	—	64,411,705

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

4